Equity reserves (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Expected stock price volatility	37.00%	51.00%
Risk-free interest rate	4.07%	0.91%
Grant date share price	$ 2.28	$ 2.74
Expected forfeiture rate	0.00%	0.00%
Expected dividend yield	1.72%	0.00%
Warrant [Member]
Statement [Line Items]
Expected stock price volatility	46.00%	58.00%
Risk-free interest rate	2.53%	0.46%
Expected life	1 year 9 months 29 days
Grant date share price	$ 2.41
Expected forfeiture rate	0.00%
Expected dividend yield		0.00%